Segment Information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Asset Reconciling Item
Assets	$ 116,433	$ 113,452	$ 109,022
Unallocated amounts:
Deferred tax assets	10,916	10,503
Plant, other property and equipment	13,883	14,096
Pension assets	2,843	3,068
Total segments
Segment Reporting, Asset Reconciling Item
Assets	91,557	89,292	81,714
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(5,407)	(5,515)	(5,481)
Unallocated to segments
Unallocated amounts:
Cash and marketable securities	10,575	10,113	12,688
Notes and accounts receivable	3,526	3,762	3,928
Deferred tax assets	4,865	4,494	5,545
Plant, other property and equipment	2,918	3,067	2,971
Pension assets	2,837	3,060	2,994
Other	$ 5,562	$ 5,178	$ 4,665